Provisions	12 Months Ended
Dec. 31, 2019
Disclosure of other provisions [abstract]
Provisions [Text Block]

19. Provisions

	Decommis-sioning, restoration and similar liabilities	Deferred share units (note 24a)	Restricted share units[1] (note 24a)	Other	Total
Balance, January 1, 2019	$202,024	$4,288	$12,201	$411	$218,924
Net additional provisions made	68,881	1,479	2,885	2,882	76,127
Amounts used	(4,136)	(1,668)	(9,380)	(341)	(15,525)
Unwinding of discount (note 6g)	4,392	-	-	-	4,392
Effect of change in discount rate	23,635	-	-	-	23,635
Effect of foreign exchange	7,320	99	225	4	7,648
Effect of change in share price	-	(322)	(454)	-	(776)
Balance, December 31, 2019	$302,116	$3,876	$5,477	$2,956	$314,425

[1] Certain amounts relating to the Arizona segment are capitalized.

Provisions are reflected in the consolidated balance sheets as follows:

December 31, 2019	Decommis-sioning, restoration and similar liabilities	Deferred share units (note 24a)	Restricted share units[1] (note 24a)	Other	Total
Current (note 14)	$23,621	$3,876	$4,468	$1,610	$33,575
Non-current	278,495	-	1,009	1,346	280,850
	$302,116	$3,876	$5,477	$2,956	$314,425

	Decommis-sioning, restoration and similar liabilities	Deferred share units (note 24a)	Restricted share units[1] (note 24a)	Other	Total
Balance, January 1, 2018	$200,041	$6,623	$19,409	$1,435	$227,508
Net additional provisions made	9,031	973	7,493	-	17,497
Amounts used	(188)	-	(6,435)	(770)	(7,393)
Unwinding of discount (note 6g)	4,684	-	-	-	4,684
Effect of change in discount rate	(462)	-	-	-	(462)
Effect of foreign exchange	(11,082)	(458)	(973)	(74)	(12,587)
Effect of change in share price	-	(2,850)	(7,293)	(180)	(10,323)
Balance, December 31, 2018	$202,024	$4,288	$12,201	$411	$218,924

[1] Certain amounts relating to the Arizona segment are capitalized.

December 31, 2018	Decommis-sioning, restoration and similar liabilities	Deferred share units (note 24a)	Restricted share units1 (note 24a)	Other	Total
Current (note 14)	$1,234	$4,288	$8,412	$342	$14,276
Non-current	200,790	-	3,789	69	204,648
	$202,024	$4,288	$12,201	$411	$218,924

Decommissioning, restoration and similar liabilities are remeasured at each reporting date to reflect changes in discount rates, which can significantly affect the liabilities.

Decommissioning, restoration and similar liabilities

The Group's decommissioning, restoration and similar liabilities relate to the rehabilitation and closure of currently operating mines and metallurgical plants, development-phase properties and closed properties. The amount of the provision has been recorded based on estimates and assumptions that management believes are reasonable; however, actual decommissioning and restoration costs may differ from expectations.

During 2019, additional provisions were recognized as a result of higher estimates for closure activities of tailings facilities at the Manitoba operations to ensure compliance with higher industry-wide standards for tailings management safety and, to a lesser extent, increased mine activity footprints and the resulting higher disturbance at the Constancia operation.

During the year ended December 31, 2018 additional provisions were recognized as a result of increased mine activity footprints and the resulting higher disturbance at the Constancia operation.

The Group's decommissioning and restoration liabilities relate mainly to its Manitoba operations. Management anticipates that the assets in Flin Flon will be placed on care and maintenance once mining activities are completed at 777 mine in order to maintain optionality for restart should a new mine be found in the Flin Flon area. The majority of closure activities will occur once all mining activities in Manitoba are completed, which is currently anticipated in 2028. These provisions also reflect estimated post-closure cash flows that extend to 2100 for ongoing monitoring and water treatment requirements. Management anticipates most decommissioning and restoration activities for the Constancia operation will occur from 2035 to 2070, which include ongoing monitoring and water treatment requirements.

These estimates have been discounted to their present value at rates ranging from 1.59% to 2.39% per annum (2018 - 1.80% to 3.02%), using pre-tax risk-free interest rates that reflect the estimated maturity of each specific liability.